Other Income - Schedule of Other Income (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other income explanatory [Abstract]
Interest income on bank deposits	$ 879,053	$ 832,621	$ 591,995
Interest income on government bonds with reverse repurchase agreements and others	6,467	8,994	20,215
Rental income, net	488,811	628,401	531,442
Dividend income	295,575	468,263	248,514
Grants	2,734,987	2,716,197	1,801,585
Others	915,378	757,649	636,146
Other income	$ 5,320,271	$ 5,412,125	$ 3,829,897